Receipt of warning letter from the U.S. FDA	12 Months Ended
Mar. 31, 2018
U.S. FDA [Member]
Inspection By Regulatory Authority [Line Items]
Disclosure Of Inspection By Regulatory Authority Explanatory
36. Receipt of warning letter from the U.S. FDA

The Company received a warning letter dated November 5, 2015 from the U.S. FDA relating to current Good Manufacturing Practices (“cGMPs”) deviations at its active pharmaceutical ingredient (“API”) manufacturing facilities at Srikakulam, Andhra Pradesh and Miryalaguda, Telangana, as well as violations at its oncology formulation manufacturing facility at Duvvada, Visakhapatnam, Andhra Pradesh. The contents of the warning letter emanated from Form 483 observations that followed inspections of these sites by the U.S. FDA in November 2014, January 2015 and February-March 2015.

The warning letter does not restrict production or shipment of the Company’s products from these facilities. However, unless and until the Company is able to correct outstanding issues to the U.S. FDA's satisfaction, the U.S. FDA may withhold approval of new products and new drug applications of the Company, refuse admission of products manufactured at the facilities noted in the warning letter into the United States, and/or take additional regulatory or legal action against the Company. Any such further action could have a material and negative impact on the Company’s ongoing business and operations. During the years ended March 31, 2016, 2017 and 2018, the U.S. FDA withheld approval of new products from these facilities pending resolution of the issues identified in the warning letter. To minimize the business impact, the Company transferred certain key products to alternate manufacturing facilities.

Subsequent to the issuance of the warning letter, the Company promptly instituted corrective actions and preventive actions and submitted a comprehensive response to the warning letter to the U.S. FDA, followed by periodic written updates and in-person meetings with the U.S. FDA. The U.S. FDA completed the re-inspection of the aforementioned manufacturing facilities in the months of February, March and April 2017. During the re-inspections, the U.S. FDA issued three observations with respect to the API manufacturing facility at Miryalaguda, two observations with respect to the API manufacturing facility at Srikakulam and thirteen observations with respect to the Company’s oncology formulation manufacturing facility at Duvvada. The Company has responded to these observations identified by the U.S. FDA and believes that it can resolve them in a timely manner.

In June 2017, the U.S. FDA issued an Establishment Inspection Report (“EIR”) which indicated that the inspection of the Company’s API manufacturing facility at Miryalaguda is successfully closed. With regard to the Company’s oncology manufacturing facility at Duvvada and its API manufacturing facility at Srikakulam, the Company received EIRs from the U.S.FDA in November 2017 and February 2018, respectively, which indicated that the inspection status of these facilities remains unchanged.

Inspection of other facilities:

In May and June 2017, inspection of the Company’s Formulations Srikakulam Plant (SEZ) Unit II and I, India, was completed by the U.S. FDA with zero and one observations, respectively, and the U.S. FDA issued EIRs in September 2017 for both Units II and I, indicating the closure of the audit for these facilities.

The inspection of the Company’s Custom Pharmaceutical Services facility in Hyderabad, India was completed by the U.S. FDA on September 21, 2017 with zero observations, and the U.S. FDA issued an EIR in December 2017 indicating the closure of audit for this facility.

In April 2017, inspection of the Company’s formulations manufacturing facility at Bachupally, Hyderabad was completed by the U.S. FDA and the Company was issued a Form 483 with 11 observations. In December 2017, the U.S. FDA issued an EIR which indicates the closure of the audit for this facility.

In July 2017, inspection of the Company’s API facility in Cuernavaca, Mexico was completed by the U.S. FDA with zero observations, and the U.S. FDA issued an EIR in April 2018 indicating the closure of the audit for this facility.

The inspection of the Company’s API facility in Mirfield, United Kingdom was completed by the U.S. FDA on September 15, 2017, and the Company was issued a Form 483 with three observations. The Company responded to the observations identified by the U.S. FDA, and the U.S. FDA issued an EIR on April 24, 2018, which indicates the closure of the audit for this facility.

In March 2018, inspection of two of the Company’s API manufacturing facilities namely, the API Hyderabad Plant 1 and the API Hyderabad Plant 3, was completed by the U.S. FDA with four and five observations, respectively. The observations at API Hyderabad Plant 3 were related to procedures and facility maintenance. The Company has responded to the observations relating to both these facilities and believes that it can address all these observations comprehensively in a timely manner.

In June 2018, an inspection of the Company’s API Srikakulam Plant (SEZ) was completed by the U.S.FDA with zero observations.